Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary shares authorized	95,997,674	87,366,518
Temporary shares issued	93,328,118	84,514,191
Temporary shares outstanding	93,328,118	84,514,191
Temporary equity liquidation preference	$ 268,452	$ 206,138
Common Class A [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	166,696,759	150,842,448
Common stock shares issued	46,025,754	44,647,107
Common stock, shares outstanding	46,025,754	44,647,107
Redeemable Convertible Preferred Stock [Member]
Temporary stock par value	$ 0.0001	$ 0.0001
Temporary shares authorized	95,997,674	87,366,518
Temporary shares issued	93,328,118	84,514,191
Temporary shares outstanding	93,328,118	84,514,191
Temporary equity liquidation preference	$ 268,452	$ 206,138
Redeemable Class A Common Stock [Member]
Temporary stock par value	$ 0.0001	$ 0.0001
Temporary shares issued	0	737,058
Temporary shares outstanding	0	737,058
Common Class F [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	6,941,352	6,941,352
Common stock shares issued	6,941,352	6,941,352
Common stock, shares outstanding	6,941,352	6,941,352